Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of anti-dilutive common shares outstanding

	March 31,
	2014	2013

Series B Preferred Stock	-	9,037,955
Series C Preferred Stock	-	4,143,505
Series D Preferred Stock	-	13,407
Series E Preferred Stock	-	1,536,448
Series F Preferred Stock	-	1,383,333
Series H Preferred Stock	-	1,361,449
Series I Preferred Stock	-	1,500,000
Warrants	424,842	1,517,766
Convertible notes	1,018,082	-
Convertible debenture	1,835,849	-
	3,278,773	20,493,863

	December 31,
	2013	2012

Series A Preferred Stock	-	160,000
Series B Preferred Stock	-	18,080,050
Series C Preferred Stock	-	13,560,038
Series D Preferred Stock	-	194,560
Series E Preferred Stock	-	5,119,460
Series F Preferred Stock	-	1,047,319
Series G Preferred Stock	-	-
Series H Preferred Stock	-	2,345,548
Series I Preferred Stock	-	1,135,647
Warrants	681,200	8,614,274
Convertible Debenture	2,039,858	-
	2,721,058	50,256,896

Summary of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using
	Quoted Prices	Significant Other	Significant
	in Active	Observable	Unobservable
	Markets for	Inputs	Inputs
	Identical Assets	(Level 2)	(Level 3)
(dollar amounts in thousands)	(Level 1)

	March 31, 2014
Liabilities:
Warrant derivatives	$-	$-	$6,860
Long-term contingent consideration	-	-	1,615
Contingent consideration	-	-	2,735

Total liabilities at fair value	$-	$-	$11,210

	December 31, 2013
Liabilities:
Warrant derivatives	$-	$-	$19,878
Long-term contingent consideration	-	-	1,615
Contingent consideration	-	-	4,514

Total liabilities at fair value	$-	$-	$26,007

Fair Value Measurements at Reporting Date Using
	Quoted Prices
	in Active	Significant Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
	December 31, 2013
Liabilities:
Warrant derivatives	$-	$-	$19,877,723
Long term contingent consideration	-	-	1,614,882
Contingent consideration	-	-	4,513,937

Total liabilities at fair value	$-	$-	$26,006,542

	December 31, 2012
Liabilities:
Warrant derivatives	$-	$-	$33,593
Long term contingent consideration	-	-	557,933
Contingent consideration	-	-	4,624,367

Total liabilities at fair value	$-	$-	$5,215,893

Summary of changes in fair value of Level 3 financial intruments

(dollar amounts in thousands)	Amount
Balance as of December 31, 2013	$26,007

Change in fair value of derivative	(20,978)
Settlement of contingent consideration	(1,779)
Fair value of derivative conversion feature on date of issuance	8,860
Settlement of derivative liabilities	(900)
Balance as of March 31, 2014	$11,210

Amount
Balance as of December 31, 2011	$180,164

Change in fair value of derivative	(198,908)
Warrant derivatives fair value on date of issuance	193,944
Fair value of long term consideration recorded at date of acquisition	557,933
Fair value of contingent consideration recorded at date of acquisition	4,482,760
Balance as of December 31, 2012	$5,215,893

Change in fair value of warrant derivative	14,156,361
Warrant derivatives fair value and fair value of conversion feature on date of issuance	6,814,000
Change in fair value of contingent consideration	3,131,130
Settlement of derivative liabilities	(6,185,478)
Fair value of long term consideration recorded at date of acquisition	932,051
Fair value of contingent consideration recorded at date of acquisition	1,942,585
Balance December 31, 2013	$26,006,542